COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Issued letters of credit	$ 409	$ 544
Brazilian hydroelectric projects
Disclosure of finance lease and operating lease by lessee [line items]
Various agreements can be renewed and are extendable, maximum year	2091
Development Project Cost	$ 48
Development projects to be operational, Year	2018
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Issued letters of credit	$ 69	76
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Issued letters of credit	$ 340	$ 468